Note 10 - Goodwill - Goodwill (Details) - USD ($)	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016
Balance at beginning of period	$ 217,486,000	$ 147,440,000
Adjustments on account of foreign exchange	(1,310,000)	(4,467,000)
Balance at end of period	263,113,000	217,486,000
Airclic [Member]
Balance at beginning of period		12,480,000
Goodwill Acquired During Period		810,000
MK Data [Member]
Balance at beginning of period	51,108,000
Goodwill Acquired During Period		51,108,000
Balance at end of period		51,108,000
BearWare [Member]
Balance at beginning of period	4,958,000
Goodwill Acquired During Period		4,958,000
Balance at end of period		4,958,000
Oz [Member]
Balance at beginning of period	17,637,000
Goodwill Acquired During Period		17,637,000
Balance at end of period		17,637,000
Pixie Software GmbH [Member]
Goodwill Acquired During Period	6,705,000
Balance at end of period	6,705,000
Appterra LLC [Member]
Goodwill Acquired During Period	3,766,000
Balance at end of period	3,766,000
4Solututions Information Technology [Member]
Goodwill Acquired During Period	1,351,000
Balance at end of period	1,351,000
Datamyne Inc [Member]
Goodwill Acquired During Period	35,115,000
Balance at end of period	$ 35,115,000